Loans - TDR Number of Contracts Modified And Recorded Investment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 contracts	Dec. 31, 2012 contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	496	954
Total Recorded Investment Modified as TDRs During Period	$ 18,467	$ 37,117
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	34	44
Total Recorded Investment Modified as TDRs During Period	1,341	4,342
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	22	25
Total Recorded Investment Modified as TDRs During Period	8,563	6,259
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0
Total Recorded Investment Modified as TDRs During Period
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts		12
Total Recorded Investment Modified as TDRs During Period		1,301
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	3	15
Total Recorded Investment Modified as TDRs During Period	98	7,110
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	2
Total Recorded Investment Modified as TDRs During Period		184
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	4	6
Total Recorded Investment Modified as TDRs During Period	51	253
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	15	18
Total Recorded Investment Modified as TDRs During Period	2,552	2,981
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	62	129
Total Recorded Investment Modified as TDRs During Period	4,245	10,055
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	16	46
Total Recorded Investment Modified as TDRs During Period	175	794
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	13	57
Total Recorded Investment Modified as TDRs During Period	292	1,269
Consumer
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	327	600
Total Recorded Investment Modified as TDRs During Period	1,150	2,569
Accruing
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	3,093	15,110
Accruing | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	7	2,843
Accruing | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period		2,648
Accruing | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period
Accruing | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period
Accruing | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period		531
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	0	99
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	26	175
Accruing | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period		1,139
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,967	4,279
Accruing | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	175	736
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	113	761
Accruing | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	805	1,899
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	15,374	22,007
Nonaccrual | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,334	1,499
Nonaccrual | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	8,563	3,611
Nonaccrual | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period
Nonaccrual | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period		1,301
Nonaccrual | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	98	6,579
Nonaccrual | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period		85
Nonaccrual | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	25	78
Nonaccrual | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	2,552	1,842
Nonaccrual | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	2,278	5,776
Nonaccrual | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	0	58
Nonaccrual | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	179	508
Nonaccrual | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	$ 345	$ 670